UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO    (R)]

                       USAA FIRST START GROWTH Fund

                  3RD QUARTER Portfolio of Investments


                              APRIL 30, 2007

                                                                    (Form N-Q)

                                          (C)2007, USAA.  All rights reserved.

48487-0607
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USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                         MARKET
       NUMBER                                                                                                             VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------

                    EQUITY SECURITIES (69.0%)

                    COMMON STOCKS (58.7%)

                    CONSUMER DISCRETIONARY (5.7%)
                    -----------------------------
                    APPAREL RETAIL (0.5%)
        6,100       Abercrombie & Fitch Co. "A"                                                                 $           498
        1,000       American Eagle Outfitters, Inc.                                                                          29
       23,000       TJX Companies, Inc.                                                                                     642
                                                                                                                ---------------
                                                                                                                          1,169
                                                                                                                ---------------
                    AUTO PARTS & EQUIPMENT (0.5%)
        7,200       Autoliv, Inc.                                                                                           419
        8,100       Borg Warner, Inc.                                                                                       631
                                                                                                                ---------------
                                                                                                                          1,050
                                                                                                                ---------------
                    BROADCASTING & CABLE TV (0.7%)
        6,000       Comcast Corp. "A"*                                                                                      160
       27,500       DIRECTV Group, Inc.*                                                                                    656
       17,300       EchoStar Communications Corp. "A"*                                                                      805
                                                                                                                ---------------
                                                                                                                          1,621
                                                                                                                ---------------
                    COMPUTER & ELECTRONICS RETAIL (0.3%)
       11,700       Best Buy Co., Inc.                                                                                      546
        8,500       Circuit City Stores, Inc.                                                                               148
                                                                                                                ---------------
                                                                                                                            694
                                                                                                                ---------------
                    CONSUMER ELECTRONICS (0.0%)
          300       Harman International Industries, Inc.                                                                    37
                                                                                                                ---------------
                    DEPARTMENT STORES (0.5%)
        5,200       Federated Department Stores, Inc.                                                                       229
       12,200       Kohl's Corp.*                                                                                           903
                                                                                                                ---------------
                                                                                                                          1,132
                                                                                                                ---------------
                    FOOTWEAR (0.4%)
       15,500       NIKE, Inc. "B"                                                                                          835
                                                                                                                ---------------
                    GENERAL MERCHANDISE STORES (0.0%)
        1,300       Dollar Tree Stores, Inc.*                                                                                51
          500       Target Corp.                                                                                             30
                                                                                                                ---------------
                                                                                                                             81
                                                                                                                ---------------
                    HOME FURNISHINGS (0.1%)
        8,300       Leggett & Platt, Inc.                                                                                   195
                                                                                                                ---------------
                    HOME IMPROVEMENT RETAIL (0.4%)
        4,400       Home Depot, Inc.                                                                                        166
        6,500       Lowe's Companies, Inc.                                                                                  199
        8,200       Sherwin-Williams Co.                                                                                    523
                                                                                                                ---------------
                                                                                                                            888
                                                                                                                ---------------
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USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                             (000)
 ------------------------------------------------------------------------------------------------------------------------------
                    HOMEFURNISHING RETAIL (0.1%)
        8,500       Rent-A-Center, Inc.*                                                                        $           237
                                                                                                                ---------------
                    HOTELS, RESORTS, & CRUISE LINES (0.0%)
          700       Choice Hotels, Inc.                                                                                      26
                                                                                                                ---------------
                    HOUSEHOLD APPLIANCES (0.4%)
        7,700       Whirlpool Corp.                                                                                         816
                                                                                                                ---------------
                    HOUSEWARES & SPECIALTIES (0.2%)
       17,500       American Greetings Corp.                                                                                445
                                                                                                                ---------------
                    INTERNET RETAIL (0.1%)
        2,000       Expedia, Inc.*                                                                                           47
        4,600       NutriSystem, Inc.*                                                                                      285
                                                                                                                ---------------
                                                                                                                            332
                                                                                                                ---------------
                    MOVIES & ENTERTAINMENT (0.7%)
       10,600       Time Warner, Inc.                                                                                       218
       37,500       Walt Disney Co.                                                                                       1,312
                                                                                                                ---------------
                                                                                                                          1,530
                                                                                                                ---------------
                    PHOTOGRAPHIC PRODUCTS (0.1%)
        5,000       Eastman Kodak Co.                                                                                       125
                                                                                                                ---------------
                    PUBLISHING (0.2%)
       12,400       Scholastic Corp.*                                                                                       383
                                                                                                                ---------------
                    RESTAURANTS (0.2%)
       18,350       Brinker International, Inc.                                                                             571
                                                                                                                ---------------
                    SPECIALTY STORES (0.3%)
        5,800       Office Depot, Inc.*                                                                                     195
       24,200       Staples, Inc.                                                                                           600
                                                                                                                ---------------
                                                                                                                            795
                                                                                                                ---------------
                    Total Consumer Discretionary                                                                         12,962
                                                                                                                ---------------

                    CONSUMER STAPLES (4.9%)
                    -----------------------
                    AGRICULTURAL PRODUCTS (0.3%)
       16,600       Corn Products International, Inc.                                                                       661
                                                                                                                ---------------
                    DRUG RETAIL (0.0%)
        2,100       CVS Corp.                                                                                                76
                                                                                                                ---------------
                    FOOD DISTRIBUTORS (0.1%)
        5,100       Sysco Corp.                                                                                             167
                                                                                                                ---------------
                    FOOD RETAIL (0.7%)
       29,400       Kroger Co.                                                                                              868
       19,900       Safeway, Inc.                                                                                           722
                                                                                                                ---------------
                                                                                                                          1,590
                                                                                                                ---------------
                    HOUSEHOLD PRODUCTS (1.1%)
          400       Kimberly-Clark Corp.                                                                                     29
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USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
 ------------------------------------------------------------------------------------------------------------------------------
       38,600       Procter & Gamble Co.                                                                        $         2,482
                                                                                                                ---------------
                                                                                                                          2,511
                                                                                                                ---------------
                    HYPERMARKETS & SUPER CENTERS (0.8%)
       35,400       Wal-Mart Stores, Inc.                                                                                 1,696
                                                                                                                ---------------
                    PACKAGED FOODS & MEAT (0.3%)
        4,500       General Mills, Inc.                                                                                     270
          600       H.J. Heinz Co.                                                                                           28
        7,000       J.M. Smucker Co.                                                                                        391
                                                                                                                ---------------
                                                                                                                            689
                                                                                                                ---------------
                    PERSONAL PRODUCTS (0.4%)
       15,800       Alberto Culver Co. "B"                                                                                  384
       11,200       Estee Lauder Companies, Inc. "A"                                                                        576
                                                                                                                ---------------
                                                                                                                            960
                                                                                                                ---------------
                    SOFT DRINKS (1.2%)
        7,500       Coca-Cola Co.                                                                                           391
       20,600       Pepsi Bottling Group, Inc.                                                                              676
       26,800       PepsiCo, Inc.                                                                                         1,771
                                                                                                                ---------------
                                                                                                                          2,838
                                                                                                                ---------------
                    Total Consumer Staples                                                                               11,188
                                                                                                                ---------------

                    ENERGY (5.2%)
                    -------------
                    INTEGRATED OIL & GAS (3.8%)
       26,400       Chevron Corp.                                                                                         2,054
       15,500       ConocoPhillips                                                                                        1,075
       55,400       Exxon Mobil Corp.                                                                                     4,397
        9,100       Marathon Oil Corp.                                                                                      924
        4,600       Murphy Oil Corp.                                                                                        255
                                                                                                                ---------------
                                                                                                                          8,705
                                                                                                                ---------------
                    OIL & GAS DRILLING (1.0%)
       12,400       Ensco International, Inc.                                                                               699
        4,500       GlobalSantaFe Corp.                                                                                     287
        8,200       Helmerich & Payne, Inc.                                                                                 265
       15,900       Patterson-UTI Energy, Inc.                                                                              388
          700       TODCO*                                                                                                   32
       12,700       Unit Corp.*                                                                                             726
                                                                                                                ---------------
                                                                                                                          2,397
                                                                                                                ---------------
                    OIL & GAS EQUIPMENT & SERVICES (0.1%)
        1,000       BJ Services Co.                                                                                          29
          600       Grant Prideco, Inc.*                                                                                     31
          900       Halliburton Co.                                                                                          29
          300       National-Oilwell Varco, Inc.*                                                                            25
                                                                                                                ---------------
                                                                                                                            114
                                                                                                                ---------------
                    OIL & GAS EXPLORATION & PRODUCTION (0.1%)
        3,300       XTO Energy, Inc.                                                                                        179
                                                                                                                ---------------
                    OIL & GAS REFINING & MARKETING (0.2%)
        6,400       Valero Energy Corp.                                                                                     449
                                                                                                                ---------------
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                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------
                    Total Energy                                                                                         11,844
                                                                                                                ---------------

                    FINANCIALS (11.4%)
                    ------------------
                    ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
       11,000       Bank of New York Co., Inc.                                                                  $           445
        3,200       Franklin Resources, Inc.                                                                                420
        2,500       Northern Trust Corp.                                                                                    158
                                                                                                                ---------------
                                                                                                                          1,023
                                                                                                                ---------------
                    CONSUMER FINANCE (0.0%)
          700       American Express Co.                                                                                     42
                                                                                                                ---------------
                    DIVERSIFIED BANKS (0.8%)
        5,700       Wachovia Corp.                                                                                          317
       43,900       Wells Fargo & Co.                                                                                     1,575
                                                                                                                ---------------
                                                                                                                          1,892
                                                                                                                ---------------
                    INSURANCE BROKERS (0.4%)
       19,500       Arthur J. Gallagher & Co.                                                                               545
       11,000       Brown & Brown, Inc.                                                                                     283
                                                                                                                ---------------
                                                                                                                            828
                                                                                                                ---------------
                    INVESTMENT BANKING & BROKERAGE (2.3%)
        6,900       Goldman Sachs Group, Inc.                                                                             1,509
       13,000       Lehman Brothers Holdings, Inc.                                                                          979
       14,800       Merrill Lynch & Co., Inc.                                                                             1,335
       17,500       Morgan Stanley                                                                                        1,470
                                                                                                                ---------------
                                                                                                                          5,293
                                                                                                                ---------------
                    LIFE & HEALTH INSURANCE (0.8%)
       12,100       Principal Financial Group, Inc.                                                                         768
       10,700       Prudential Financial, Inc.                                                                            1,017
                                                                                                                ---------------
                                                                                                                          1,785
                                                                                                                ---------------
                    MULTI-LINE INSURANCE (0.9%)
       11,400       American International Group, Inc.                                                                      797
        5,000       Assurant, Inc.                                                                                          288
       11,300       Genworth Financial, Inc. "A"                                                                            413
        4,400       Hartford Financial Services Group, Inc.                                                                 445
        6,500       HCC Insurance Holdings, Inc.                                                                            199
                                                                                                                ---------------
                                                                                                                          2,142
                                                                                                                ---------------
                    OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
       41,400       Bank of America Corp.                                                                                 2,107
       52,600       Citigroup, Inc.                                                                                       2,820
       39,900       JPMorgan Chase & Co.                                                                                  2,079
                                                                                                                ---------------
                                                                                                                          7,006
                                                                                                                ---------------
                    PROPERTY & CASUALTY INSURANCE (0.8%)
        8,700       Allstate Corp.                                                                                          542
       17,000       Axis Capital Holdings Ltd.                                                                              631
       17,800       W.R. Berkley Corp.                                                                                      578
                                                                                                                ---------------
                                                                                                                          1,751
                                                                                                                ---------------
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                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------
                    REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
       14,500       CB Richard Ellis Group, Inc. "A"*                                                           $           491
                                                                                                                ---------------
                    REGIONAL BANKS (0.3%)
       10,300       PNC Financial Services Group, Inc.                                                                      763
                                                                                                                ---------------
                    REINSURANCE (0.6%)
        1,400       Everest Reinsurance Group Ltd.                                                                          141
        9,300       PartnerRe Ltd.                                                                                          670
        8,800       Reinsurance Group of America, Inc.                                                                      548
          700       Transatlantic Holdings, Inc.                                                                             49
                                                                                                                ---------------
                                                                                                                          1,408
                                                                                                                ---------------
                    REITS - RETAIL (0.1%)
        1,400       Regency Centers Corp.                                                                                   115
                                                                                                                ---------------
                    SPECIALIZED FINANCE (0.3%)
       10,600       Moody's Corp.                                                                                           701
                                                                                                                ---------------
                    THRIFTS & MORTGAGE FINANCE (0.4%)
       10,900       Countrywide Financial Corp.                                                                             404
       12,900       Washington Mutual, Inc.                                                                                 542
                                                                                                                ---------------
                                                                                                                            946
                                                                                                                ---------------
                    Total Financials                                                                                     26,186
                                                                                                                ---------------

                    HEALTH CARE (8.4%)
                    ------------------
                    BIOTECHNOLOGY (0.9%)
       22,600       Amgen, Inc.*                                                                                          1,450
        3,900       Biogen Idec, Inc.*                                                                                      184
        2,500       Cephalon, Inc.*                                                                                         199
        2,800       Genentech, Inc.*                                                                                        224
                                                                                                                ---------------
                                                                                                                          2,057
                                                                                                                ---------------
                    HEALTH CARE DISTRIBUTORS (0.4%)
       15,200       McKesson Corp.                                                                                          894
                                                                                                                ---------------
                    HEALTH CARE EQUIPMENT (0.8%)
        9,600       Baxter International, Inc.                                                                              543
       11,700       Becton, Dickinson & Co.                                                                                 921
        1,500       C.R. Bard, Inc.                                                                                         125
        7,500       Edwards Lifesciences Corp.*                                                                             367
          600       Medtronic, Inc.                                                                                          32
                                                                                                                ---------------
                                                                                                                          1,988
                                                                                                                ---------------
                    HEALTH CARE TECHNOLOGY (0.1%)
        4,200       IMS Health, Inc.                                                                                        123
                                                                                                                ---------------
                    LIFE SCIENCES TOOLS & SERVICES (0.1%)
        5,100       Thermo Fisher Scientific, Inc.*                                                                         266
                                                                                                                ---------------
                    MANAGED HEALTH CARE (1.8%)
       19,000       Aetna, Inc.                                                                                             891
        9,600       Coventry Health Care, Inc.*                                                                             555
       12,900       Humana, Inc.*                                                                                           816
       25,200       UnitedHealth Group, Inc.                                                                              1,337

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                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------
        5,700       WellPoint, Inc.*                                                                           $            450
                                                                                                                ---------------
                                                                                                                          4,049
                                                                                                                ---------------
                    PHARMACEUTICALS (4.3%)
        4,700       Abbott Laboratories                                                                                     266
       11,800       Forest Laboratories, Inc.*                                                                              628
       40,800       Johnson & Johnson                                                                                     2,620
       33,800       Merck & Co., Inc.                                                                                     1,739
       30,400       Mylan Laboratories, Inc.                                                                                667
       98,800       Pfizer, Inc.                                                                                          2,614
       38,700       Schering-Plough Corp.                                                                                 1,228
        5,900       Watson Pharmaceuticals, Inc.*                                                                           161
                                                                                                                ---------------
                                                                                                                          9,923
                                                                                                                ---------------
                    Total Health Care                                                                                    19,300
                                                                                                                ---------------

                    INDUSTRIALS (8.0%)
                    ------------------
                    AEROSPACE & DEFENSE (2.0%)
       15,800       Boeing Co.                                                                                            1,469
       15,900       Honeywell International, Inc.                                                                           861
        7,300       L-3 Communications Holdings, Inc.                                                                       657
        8,600       Lockheed Martin Corp.                                                                                   827
       15,500       Raytheon Co.                                                                                            830
          400       United Technologies Corp.                                                                                27
                                                                                                                ---------------
                                                                                                                          4,671
                                                                                                                ---------------
                    AIR FREIGHT & LOGISTICS (0.4%)
        9,300       FedEx Corp.                                                                                             981
                                                                                                                ---------------
                    AIRLINES (0.4%)
       12,200       Alaska Air Group, Inc.*                                                                                 361
       30,800       Southwest Airlines Co.                                                                                  442
                                                                                                                ---------------
                                                                                                                            803
                                                                                                                ---------------
                    COMMERCIAL PRINTING (0.3%)
       15,000       R.R. Donnelley & Sons Co.                                                                               603
                                                                                                                ---------------
                    CONSTRUCTION & ENGINEERING (0.1%)
        2,100       Granite Construction, Inc.                                                                              126
                                                                                                                ---------------
                    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
        1,400       Caterpillar, Inc.                                                                                       102
        9,700       Cummins, Inc.                                                                                           894
        7,100       Manitowoc, Inc.                                                                                         484
                                                                                                                ---------------
                                                                                                                          1,480
                                                                                                                ---------------
                    ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        2,400       Cooper Industries Ltd. "A"                                                                              119
                                                                                                                ---------------
                    HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
       20,300       Kelly Services, Inc.                                                                                    583
        5,700       Korn/Ferry International*                                                                               134
          500       Manpower, Inc.                                                                                           40
                                                                                                                ---------------
                                                                                                                            757
                                                                                                                ---------------

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                                             of INVESTMENTS
                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------
                    INDUSTRIAL CONGLOMERATES (1.4%)
          400       3M Co.                                                                                     $             33
       78,500       General Electric Co.                                                                                  2,893
        7,800       Tyco International Ltd.                                                                                 255
                                                                                                                ---------------
                                                                                                                          3,181
                                                                                                                ---------------
                    INDUSTRIAL MACHINERY (1.2%)
       15,500       Dover Corp.                                                                                             746
        7,500       Eaton Corp.                                                                                             669
       16,700       Gardner Denver, Inc.*                                                                                   631
          500       Lincoln Electric Holdings, Inc.                                                                          32
        8,000       Parker-Hannifin Corp.                                                                                   737
                                                                                                                ---------------
                                                                                                                          2,815
                                                                                                                ---------------
                    OFFICE SERVICES & SUPPLIES (0.3%)
       33,600       Steelcase, Inc.                                                                                         656
                                                                                                                ---------------
                    RAILROADS (0.6%)
          300       Burlington Northern Santa Fe Corp.                                                                       26
        8,700       CSX Corp.                                                                                               376
        2,700       Norfolk Southern Corp.                                                                                  144
        7,400       Union Pacific Corp.                                                                                     845
                                                                                                                ---------------
                                                                                                                          1,391
                                                                                                                ---------------
                    TRUCKING (0.3%)
        9,900       Ryder System, Inc.                                                                                      521
          900       Swift Transportation Co., Inc.*                                                                          28
        2,800       YRC Worldwide, Inc.*                                                                                    112
                                                                                                                ---------------
                                                                                                                            661
                                                                                                                ---------------
                    Total Industrials                                                                                    18,244
                                                                                                                ---------------

                    INFORMATION TECHNOLOGY (9.7%)
                    ----------------------------
                    APPLICATION SOFTWARE (0.3%)
       25,400       Synopsys, Inc.*                                                                                         703
                                                                                                                ---------------
                    COMMUNICATIONS EQUIPMENT (1.3%)
       76,600       Cisco Systems, Inc.*                                                                                  2,048
        1,600       Corning, Inc.*                                                                                           38
        9,900       Harris Corp.                                                                                            508
       16,600       Motorola, Inc.                                                                                          288
        1,100       QUALCOMM, Inc.                                                                                           48
                                                                                                                ---------------
                                                                                                                          2,930
                                                                                                                ---------------
                    COMPUTER HARDWARE (2.4%)
        3,800       Apple, Inc.*                                                                                            379
       37,300       Dell, Inc.*                                                                                             940
       43,400       Hewlett-Packard Co.                                                                                   1,829
       22,800       International Business Machines Corp.                                                                 2,331
                                                                                                                ---------------
                                                                                                                          5,479
                                                                                                                ---------------
                    COMPUTER STORAGE & PERIPHERALS (0.3%)
        2,200       EMC Corp.*                                                                                               34
          500       Lexmark International, Inc. "A"*                                                                         27

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                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------
       38,000       Western Digital Corp.*                                                                     $            672
                                                                                                                ---------------
                                                                                                                            733
                                                                                                                ---------------
                    DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       29,800       Electronic Data Systems Corp.                                                                           871
       12,700       Fiserv, Inc.*                                                                                           675
        2,400       Hewitt Associates, Inc.*                                                                                 72
       15,400       Western Union Co.                                                                                       324
                                                                                                                ---------------
                                                                                                                          1,942
                                                                                                                ---------------
                    ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
       26,300       Vishay Intertechnology, Inc.*                                                                           438
                                                                                                                ---------------
                    ELECTRONIC MANUFACTURING SERVICES (0.1%)
        8,100       Jabil Circuit, Inc.                                                                                     189
                                                                                                                ---------------
                    INTERNET SOFTWARE & SERVICES (0.3%)
        5,000       eBay, Inc.*                                                                                             170
        1,100       Google, Inc. "A"*                                                                                       518
                                                                                                                ---------------
                                                                                                                            688
                                                                                                                ---------------
                    IT CONSULTING & OTHER SERVICES (0.3%)
       19,500       Accenture Ltd. "A"                                                                                      762
                                                                                                                ---------------
                    SEMICONDUCTOR EQUIPMENT (0.6%)
       46,300       Applied Materials, Inc.                                                                                 890
       10,100       Novellus Systems, Inc.*                                                                                 327
        2,300       Teradyne, Inc.*                                                                                          40
                                                                                                                ---------------
                                                                                                                          1,257
                                                                                                                ---------------
                    SEMICONDUCTORS (1.5%)
       23,500       Atmel Corp.*                                                                                            125
       88,200       Intel Corp.                                                                                           1,896
       19,100       Micron Technology, Inc.*                                                                                219
       36,000       Texas Instruments, Inc.                                                                               1,238
                                                                                                                ---------------
                                                                                                                          3,478
                                                                                                                ---------------
                    SYSTEMS SOFTWARE (1.6%)
      114,400       Microsoft Corp.                                                                                       3,425
       10,000       Oracle Corp.*                                                                                           188
                                                                                                                ---------------
                                                                                                                          3,613
                                                                                                                ---------------
                    Total Information Technology                                                                         22,212
                                                                                                                ---------------

                    MATERIALS (1.5%)
                    ----------------
                    DIVERSIFIED CHEMICALS (0.6%)
        6,800       Ashland, Inc.                                                                                           408
       13,300       Dow Chemical Co.                                                                                        593
        4,300       PPG Industries, Inc.                                                                                    316
                                                                                                                ---------------
                                                                                                                          1,317
                                                                                                                ---------------
                    DIVERSIFIED METALS & MINING (0.4%)
       12,329       Freeport-McMoRan Copper & Gold, Inc. "B"                                                                828
                                                                                                                ---------------

                                                                               9
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--------------------------------------------------------------------------------
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                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------
                    PAPER PRODUCTS (0.1%)
        3,800       International Paper Co.                                                                    $            143
                                                                                                                ---------------
                    SPECIALTY CHEMICALS (0.2%)
        4,400       Albemarle Corp.                                                                                         187
        5,100       Rohm & Haas Co.                                                                                         261
                                                                                                                ---------------
                                                                                                                            448
                                                                                                                ---------------
                    STEEL (0.2%)
        2,900       Carpenter Technology Corp.                                                                              352
        3,700       Nucor Corp.                                                                                             235
                                                                                                                ---------------
                                                                                                                            587
                                                                                                                ---------------
                    Total Materials                                                                                       3,323
                                                                                                                ---------------

                    TELECOMMUNICATION SERVICES (1.5%)
                    ---------------------------------
                    INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
       61,295       AT&T, Inc.                                                                                            2,373
        5,600       CenturyTel, Inc.                                                                                        258
       16,100       Verizon Communications, Inc.                                                                            615
                                                                                                                ---------------
                                                                                                                          3,246
                                                                                                                ---------------
                    WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        6,200       Sprint Nextel Corp.                                                                                     124
                                                                                                                ---------------
                    Total Telecommunication Services                                                                      3,370
                                                                                                                ---------------

                    UTILITIES (2.4%)
                    ----------------
                    ELECTRIC UTILITIES (1.4%)
       16,300       Edison International                                                                                    853
        7,700       Entergy Corp.                                                                                           871
       12,900       FirstEnergy Corp.                                                                                       883
       10,300       FPL Group, Inc.                                                                                         663
                                                                                                                ---------------
                                                                                                                          3,270
                                                                                                                ---------------
                    GAS UTILITIES (0.3%)
       13,500       Energen Corp.                                                                                           757
                                                                                                                ---------------
                    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
        9,800       Constellation Energy Group, Inc.                                                                        874
                                                                                                                ---------------
                    MULTI-UTILITIES (0.3%)
       13,800       PG&E Corp.                                                                                              698
                                                                                                                ---------------
                    Total Utilities                                                                                       5,599
                                                                                                                ---------------
                    Total Common Stocks (cost: $123,114)                                                                134,228
                                                                                                                ---------------

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                                             of INVESTMENTS
                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                                                           MARKET
       AMOUNT                                                                                                            VALUE
$(000)/SHARES       SECURITY                                                                                             (000)
-------------------------------------------------------------------------------------------------------------------------------
                    PREFERRED SECURITIES (0.8%)
                    CONSUMER STAPLES (0.2%)
                    -----------------------
                    AGRICULTURAL PRODUCTS (0.2%)
        5,000       Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                 $            515
                                                                                                                ---------------


                    FINANCIALS (0.6%)
                    -----------------
                    PROPERTY & CASUALTY INSURANCE (0.1%)
        2,500       Axis Capital Holdings Ltd., Series B, 7.50%, perpetual(b)                                               271
                                                                                                                ---------------
                    REINSURANCE (0.5%)
          500       Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(a),(b)                                    511
         $500       Swiss Re Capital I L.P., 6.85%, perpetual(a),(b)                                                        523
                                                                                                                ---------------
                                                                                                                          1,034
                                                                                                                ---------------
                    THRIFTS & MORTGAGE FINANCE (0.0%)
        1,000       Washington Mutual Trust, 5.38%, cumulative, convertible, perpetual                                       55
                                                                                                                ---------------
                    Total Financials                                                                                      1,360
                                                                                                                ---------------
                    Total Preferred Securities (cost: $1,843)                                                             1,875
                                                                                                                ---------------

                                                                                                                        MARKET
       NUMBER                                                                                                            VALUE
    OF SHARES       SECURITY                                                                                              (000)
-------------------------------------------------------------------------------------------------------------------------------
                    EXCHANGE-TRADED FUNDS (9.5%)
      265,000       iShares MSCI EAFE Index Fund                                                                         20,969
       10,500       iShares Russell 1000 Index Fund                                                                         848
                                                                                                                ---------------
                    Total Exchange-Traded Funds (cost: $18,908)                                                          21,817
                                                                                                                ---------------
                    Total Equity Securities
                    (cost: $143,865)                                                                                    157,920
                                                                                                                ---------------

                                                                              11

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                                             of INVESTMENTS
                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


   PRINCIPAL                                                                                                               MARKET
      AMOUNT                                                                   COUPON                                       VALUE
       (000)       SECURITY                                                      RATE         MATURITY                       (000)
---------------------------------------------------------------------------------------------------------------------------------

                    BONDS (29.9%)

                    CORPORATE OBLIGATIONS (15.7%)

                    CONSUMER DISCRETIONARY (1.4%)
                    -----------------------------
                    APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$         250       Kellwood Co., Debentures                                     7.63%        10/15/2017            $         233
                                                                                                                  ---------------
                    BROADCASTING & CABLE TV (0.4%)
        1,000       Univision Communications, Inc., Senior Notes                 3.50         10/15/2007                      993
                                                                                                                  ---------------
                    HOMEBUILDING (0.5%)
        1,000       Lennar Corp., Senior Notes                                   7.63          3/01/2009                    1,037
                                                                                                                  ---------------
                    HOUSEHOLD APPLIANCES (0.2%)
          500       Stanley Works Capital Trust I, Bonds                         5.90         12/01/2045(b)                   477
                                                                                                                  ---------------
                    PUBLISHING (0.2%)
          500       Scholastic Corp., Notes                                      5.00          4/15/2013                      444
                                                                                                                  ---------------
                    Total Consumer Discretionary                                                                            3,184
                                                                                                                  ---------------
                    ENERGY (1.5%)
                    -------------
                    OIL & GAS EQUIPMENT & SERVICES (0.2%)
          500       Seacor Holdings, Inc., Senior Notes                          5.88         10/01/2012                      486
                                                                                                                  ---------------
                    OIL & GAS EXPLORATION & PRODUCTION (0.7%)
          500       Sabine Pass LNG, LP, Secured Notes (a)                       7.25         11/30/2013                      513
        1,000       Southwestern Energy Co., MTN                                 7.63          5/01/2027                    1,038
                                                                                                                  ---------------
                                                                                                                            1,551
                                                                                                                  ---------------
                    OIL & GAS REFINING & MARKETING (0.3%)
          750       Premcor Refining Group, Inc., Senior Notes                   7.50          6/15/2015                      775
                                                                                                                  ---------------
                    OIL & GAS STORAGE & TRANSPORTATION (0.3%)
          575       K N Capital Trust III, Subordinated Debentures               7.63          4/15/2028                      567
                                                                                                                  ---------------
                    Total Energy                                                                                            3,379
                                                                                                                  ---------------

                    FINANCIALS (7.8%)
                    -----------------
                    CONSUMER FINANCE (0.9%)
        1,000       HSBC Finance Corp., Notes                                    5.50          1/19/2016                    1,000
        1,000       SLM Corp., MTN, Series A                                     5.56 (c)      1/26/2009                      991
                                                                                                                  ---------------
                                                                                                                            1,991
                                                                                                                  ---------------
                    LIFE & HEALTH INSURANCE (1.0%)
        1,000       Great-West Life & Annuity Insurance Co., Bonds (a)           7.15          5/16/2046(b)                 1,057
        1,000       Prudential Holdings, LLC, Bonds (a)                          8.70         12/18/2023                    1,261
                                                                                                                  ---------------
                                                                                                                            2,318
                                                                                                                  ---------------

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                                             of INVESTMENTS
                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


     PRINCIPAL                                                                                                             MARKET
        AMOUNT                                                                 COUPON                                       VALUE
         (000)       SECURITY                                                    RATE          MATURITY                      (000)
---------------------------------------------------------------------------------------------------------------------------------
                    MULTI-LINE INSURANCE (0.5%)
$         500       Oil Casualty Insurance Ltd., Subordinated
                        Debentures (a)                                           8.00%         9/15/2034            $         503
          500       Oil Insurance Ltd., Notes (a)                                7.56             -     (b)                   526
                                                                                                                  ---------------
                                                                                                                            1,029
                                                                                                                  ---------------
                    MULTI-SECTOR HOLDINGS (0.2%)
          500       Leucadia National Corp., Senior Notes                        7.00          8/15/2013                      504
                                                                                                                   ---------------
                    PROPERTY & CASUALTY INSURANCE (1.6%)
          500       Fidelity National Title Group, Inc., Notes                   5.25          3/15/2013                      479
          500       Fund American Companies, Inc., Notes                         5.88          5/15/2013                      502
                    Markel Corp.,
          500              Senior Notes                                          6.80          2/15/2013                      521
          500              Senior Notes                                          7.35          8/15/2034                      540
          500       Ohio Casualty Corp., Notes                                   7.30          6/15/2014                      533
          500       Travelers Companies, Inc., Junior Subordinated
                           Debentures                                            6.25          3/15/2067(b)                   501
          500       XL Capital Ltd., Notes, Series E                             6.50          -        (b)                   494
                                                                                                                  ---------------
                                                                                                                            3,570
                                                                                                                  ---------------
                    REGIONAL BANKS (2.2%)
          981       Colonial Bank, N.A., Subordinated Notes                      8.00          3/15/2009                    1,024
        1,000       First Republic Bank Corp., Subordinated Notes                7.75          9/15/2012                    1,105
        1,000       Fulton Capital Trust I, Notes                                6.29          2/01/2036                      985
          500       Popular North America Capital Trust I, Bonds                 6.56          9/15/2034                      483
          500       Regions Financing Trust II, Trust Preferred Securities,
                         Bonds                                                   6.63          5/15/2047(b)                   501
        1,000       TCF National Bank, Subordinated Notes                        5.50          2/01/2016                      994
                                                                                                                  ---------------
                                                                                                                            5,092
                                                                                                                  ---------------
                    REITs - DIVERSIFIED (0.4%)
        1,000       Washington REIT, Senior Notes                                5.25          1/15/2014                      990
                                                                                                                  ---------------
                    THRIFTS & MORTGAGE FINANCE (1.0%)
        1,000       Countrywide Financial Corp., MTN, Series A, Bonds            4.50          6/15/2010                      976
          870       Independence Community Bank Corp., Subordinated Notes        3.75 (c)      4/01/2014(b)                   846
          500       Washington Mutual Preferred Funding Trust I, Bonds,
                         Series A-1 (a)                                          6.53             -     (b)                   495
                                                                                                                  ---------------
                                                                                                                            2,317
                                                                                                                  ---------------
                    Total Financials                                                                                       17,811
                                                                                                                  ---------------

                    INDUSTRIALS (0.8%)
                    ------------------
                    BUILDING PRODUCTS (0.2%)
          500       USG Corp., Notes (a)                                         6.30         11/15/2016                      500
                                                                                                                  ---------------
                    ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
          750       Ametek, Inc., Senior Notes                                   7.20          7/15/2008                      761
                                                                                                                  ---------------
                    TRUCKING (0.2%)
          500       Roadway Corp., Senior Notes                                  8.25         12/01/2008                      517
                                                                                                                  ---------------
                    Total Industrials                                                                                       1,778
                                                                                                                  ---------------

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--------------------------------------------------------------------------------
                                         of INVESTMENTS
                                         (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                                             MARKET
       AMOUNT                                                                  COUPON                                      VALUE
        (000)       SECURITY                                                     RATE          MATURITY                    (000)
---------------------------------------------------------------------------------------------------------------------------------
                    MATERIALS (0.4%)
                    DIVERSIFIED CHEMICALS (0.4%)
$       1,000       ICI Wilmington, Inc., Notes                                  4.38%        12/01/2008            $         985
                                                                                                                  ---------------
                    TELECOMMUNICATION SERVICES (0.5%)
                    WIRELESS TELECOMMUNICATION SERVICES (0.5%)
        1,000       US Unwired, Inc., Secured Notes                             10.00          6/15/2012                    1,091
                                                                                                                  ---------------

                    UTILITIES (3.3%)
                    ----------------
                    ELECTRIC UTILITIES (3.3%)
          500       Black Hills Corp., Notes                                     6.50          5/15/2013                      508
          500       Edison Mission Energy, Senior Notes                          7.73          6/15/2009                      528
        1,000       Entergy Louisiana, Inc., First Mortgage Bonds                5.83         11/01/2010                      996
        1,000       Entergy Mississippi, Inc., First Mortgage Bonds              5.92          2/01/2016                    1,006
        1,000       Monongahela Power Co., Notes, Series A                       7.36          1/15/2010                    1,052
          500       Nevada Power Co., Notes, Series O                            6.50          5/15/2018                      526
          674       Oglethorpe Power Corp., Senior Secured Facility Bonds        6.97          6/30/2011                      681
          329       Power Contract Financing, Senior Notes (a)                   6.26          2/01/2010                      332
        1,000       PL Capital Funding, Inc., Junior Guaranteed
                         Subordinated Notes, Series A                            6.70          3/30/2067(b)                 1,002
        1,000       Texas-New Mexico Power Co., Notes                            6.13          6/01/2008                    1,004
                                                                                                                  ---------------
                                                                                                                            7,635
                                                                                                                  ---------------
                    Total Utilities                                                                                         7,635
                                                                                                                  ---------------
                    Total Corporate Obligations(cost: $35,809)                                                             35,863
                                                                                                                  ---------------

                    EURODOLLAR AND YANKEE OBLIGATIONS (5.7%)(e)

                    ENERGY (0.6%)
                    -------------
                    INTEGRATED OIL & GAS (0.6%)
          500       Nakilat, Inc., Secured Bonds (a)                             6.07         12/31/2033                      491
          400       PEMEX Finance Ltd., Notes                                    9.03          2/15/2011                      429
          500       Trans-Canada Pipelines Ltd., Junior Subordinated Notes       6.35          5/15/2067(b)                   499
                                                                                                                  ---------------
                                                                                                                            1,419
                                                                                                                  ---------------
                    Total Energy                                                                                            1,419
                                                                                                                  ---------------

                    FINANCIALS (4.9%)
                    -----------------
                    DIVERSIFIED BANKS (2.6%)
        1,000       BOI Capital Funding Number 3 LP, Guaranteed Bonds (a)        6.11          -        (b)                   982
          500       Landsbanki Islands hf, Notes (a)                             6.10          8/25/2011                      515
          500       Lloyds TSB Group plc, Bonds (a)                              6.27          -        (b)                   498
          500       Mizuho Capital Investment 1 Ltd., Subordinated
                         Bonds (a)                                               6.69          -        (b)                   514
        1,000       National Capital Trust II, Subordinated Notes (a)            5.49          -        (b)                   980
          880       Nordea Bank AB, Subordinated Notes (a)                       5.42          -        (b)                   866

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                                             of INVESTMENTS
                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                                                              MARKET
       AMOUNT                                                                  COUPON                                       VALUE
        (000)       SECURITY                                                     RATE           MATURITY                     (000)
---------------------------------------------------------------------------------------------------------------------------------
$         500       Skandinaviska Enskilda Banken AB, Bonds (a)                  5.47%         -        (b)         $         486
          500       Standard Chartered plc, Subordinated Notes (a)               6.41          1/30/2017(b)                   499
          500       Sumitomo Mitsui Financial Group Preferred Capital,                                   b)
                          Bonds (a)                                              6.08          -        (b)                   504
                                                                                                                  ---------------
                                                                                                                            5,844
                                                                                                                  ---------------
                    LIFE & HEALTH INSURANCE (0.2%)
          500       Axa S.A., Subordinated Notes (a)                             6.46          -        (b)                   495
                                                                                                                  ---------------
                    MULTI-LINE INSURANCE (0.5%)
        1,000       ING Capital Funding Trust III, Guaranteed Bonds              8.44          -        (b)                 1,104
                                                                                                                  ---------------
                    PROPERTY & CASUALTY INSURANCE (0.2%)
          500       Catlin Insurance Co. Ltd., Notes (a)                         7.25          -        (b)                   505
                                                                                                                  ---------------
                    REGIONAL BANKS (0.5%)
        1,000       Glitnir Banki hf, Notes (a)                                  7.45          -        (b)                 1,082
                                                                                                                  ---------------
                    REINSURANCE (0.7%)
          500       Allied World Assurance Holdings Ltd., Senior Notes           7.50          8/01/2016                      541
          500       Montpelier Re Holdings Ltd., Senior Notes                    6.13          8/15/2013                      495
          500       Platinum Underwriters Finance, Inc., Notes, Series B         7.50          6/01/2017                      530
                                                                                                                  ---------------
                                                                                                                            1,566
                                                                                                                  ---------------
                    SPECIALIZED FINANCE (0.2%)
          500       QBE Capital Funding II LP, Guaranteed Bonds (a),(f)          6.80          -        (b)                   505
                                                                                                                  ---------------
                    Total Financials                                                                                       11,101
                                                                                                                  ---------------
                    MATERIALS (0.2%)
                    DIVERSIFIED METALS & MINING (0.2%)
          500       Glencore Finance S.A., Senior MTN                            8.00          -        (i)                   516
                                                                                                                  ---------------
                    Total Eurodollar and Yankee Obligations(cost: $12,821)                                                 13,036
                                                                                                                  ---------------

                    ASSET-BACKED SECURITIES (1.9%)

                    FINANCIALS (1.9%)
                    -----------------
                    ASSET-BACKED FINANCING (1.9%)
          326       Aerco Ltd., Series 2A, Class A4 (a)                          5.84 (c)      7/15/2025                      328
        1,000       ARG Funding Corp., Series 2005-1A, Class A3 (a)              4.29          4/20/2011                      981
        1,000       Banc of America  Mortgage Securities, Inc., Series
                         2004-F, Class 2A6                                       4.14          7/25/2034                      981
          500       Bank One Issuance Trust, Notes, Series 2003, Class C-3       4.77          2/16/2016                      482
          471       Nissan Auto Receivables, Notes, Series 2006-C Owner
                         Trust Class A-2                                         5.52          1/15/2009                      472

                                                                              15

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--------------------------------------------------------------------------------
                                             of INVESTMENTS
                                             (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


    PRINCIPAL                                                                                                             MARKET
       AMOUNT                                                                 COUPON                                       VALUE
        (000)       SECURITY                                                    RATE             MATURITY                   (000)
---------------------------------------------------------------------------------------------------------------------------------
$         967       Trinity Rail Leasing L.P., Series 2006-1A, Class A1 (a)      5.90%           5/14/2036         $         990
                                                                                                                 ---------------
                                                                                                                           4,234
                                                                                                                 ---------------
                    Total Financials                                                                                       4,234
                                                                                                                 ---------------
                    Total Asset-Backed Securities(cost: $4,201)                                                            4,234
                                                                                                                 ---------------

                    COMMERCIAL MORTGAGE SECURITIES (6.6%)

                    FINANCIALS (6.6%)
                    -----------------
                    COMMERCIAL MORTGAGE-BACKED SECURITIES (6.6%)
        1,000       Commercial Mortgage Asset Trust, Series 1999-C1, Class
                         A4                                                      6.98            1/17/2032                  1,081
        1,000       Commercial Mortgage Trust, Pass-Through Certificates,
                         Series 2005-LP5, Class GMB1 (a)                         5.15            5/10/2043                    997
        1,000       First Union National Bank Commercial Mortgage Trust,
                         Series 1999-C4, Class A2                                7.39           12/15/2031                  1,041
        1,000       GE Capital Commercial Mortgage Corp., Series 2001-3,
                         Class A2                                                6.07            6/10/2038                  1,033
        1,000       Government Lease Trust, Series 1999-GSA1, Class A4 (a)       6.48            5/18/2011                  1,023
                    GS Mortgage Securities Corp. II,
        1,000                   Series 2001-GL3A, Class A2  (a)                  6.45            8/05/2018                  1,047
        1,000                   Series 2003-C1, Class A2B                        4.30            1/10/2040                    973
                    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
        1,000                   Series 2005-CB12, Class A3A1                     4.82            9/12/2037                    986
        1,000                   Series 2006-LDP6, Class A-SB  (g)                5.49 (c)        4/15/2043                  1,011
        1,000       LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class
                          A5                                                     4.85            9/15/2031                    985
          877       Merrill Lynch Mortgage Investors, Inc., Series 1999-C1,
                         Class A2                                                7.56           11/15/2031                    911
        1,000       Morgan Stanley Capital I, Inc., Series 2006-HQ8, Class
                         AAB                                                     5.40 (c)        3/12/2044                  1,011
        1,000       Nationslink Funding Corp., Pass-Through Certificates,
                         Series 1999-1, Class F (a)                              6.59 (c)        1/20/2031                  1,025
        1,000       Prudential Mortgage Capital Funding, LLC, Series
                         2001-ROCK, Class B                                      6.76            5/10/2034                  1,056
        1,000       Wachovia Bank Commercial Mortgage Trust, Series
                         2005-C19, Class A5                                      4.66            5/15/2044                    973
                                                                                                                  ---------------
                                                                                                                           15,153
                                                                                                                  ---------------
                    Total Financials                                                                                       15,153
                                                                                                                  ---------------
                    Total Commercial Mortgage Securities(cost: $15,126)                                                    15,153
                                                                                                                  ---------------
                    Total Bonds
                    (cost: $67,957)                                                                                        68,286
                                                                                                                  ---------------

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--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)




                                                                                                                          MARKET
       NUMBER                                                                                                              VALUE
    OF SHARES       SECURITY                                                                                               (000)
--------------------------------------------------------------------------------------------------------------------------------

                    MONEY MARKET INSTRUMENTS (0.9%)

                    MONEY MARKET FUNDS (0.9%)

    2,068,120       SSgA Prime Money Market Fund, 5.16% (h)(cost:  $2,068)                                       $          2,068
---------------------------------------------------------------------------------------------------------------------------------

                    TOTAL INVESTMENTS (COST: $213,890)                                                           $        228,274
                                                                                                                 ================

   N O T E S
--------------------------------------------------------------------------------
                           to Portfolio of INVESTMENTS


USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

18

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--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS
                         (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $16,192,000 and $1,808,000, respectively, resulting in net unrealized appreciation of $14,384,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $228,825,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   N O T E S
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                         to Portfolio of INVESTMENTS
                         (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


D. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.



SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.
(d) Callable/putable bond - provides the option for the issuer to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the issuer does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.
(e) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

20

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                         to Portfolio of INVESTMENTS
                         (continued)

USAA FIRST START GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


(f) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2007, the aggregate market value of securities purchased on a when-issued basis was $505,000.
(g) At April 30, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(h) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(i)       Security is perpetual and has no final maturity date.
*         Non-income-producing security for the 12 months preceding
          April 30, 2007.


PORTFOLIO DESCRIPTION ABBREVIATIONS

MTN                 Medium-Term Note
REIT                Real Estate Investment Trust



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.